Accrued Liabilities and Other Payables	12 Months Ended
Dec. 31, 2024
Accrued Liabilities and Other Payables [Abstract]
ACCRUED LIABILITIES AND OTHER PAYABLES

NOTE 9 - ACCRUED LIABILITIES AND OTHER PAYABLES

At December 31, 2024 and 2023, accrued liabilities and other payables consisted of the following:

	December 31, 2024	December 31, 2023
Accrued tenants’ improvement reimbursement	$43,500	$43,500
Tenants’ security deposit	81,233	81,233
Accrued business expense reimbursement	34,781	25,061
Accrued utilities	26,075	15,166
Deferred rental income	38,346	11,429
Accrued real property cleaning service fee	9,200	7,570
Interest payable	-	55,027
Taxes payable	177,724	11,794
Others	23,258	22,135
Total	$434,117	$272,915